Shareholders' Equity - Summary of Grants under Outstanding Stock Award Plans (Detail)	12 Months Ended
Dec. 31, 2020 shares
Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of Shares	8,034,890
Employees [Member] | 2019 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of Shares	34,960
Employees [Member] | Employee Plan 2020 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of Shares	7,999,930
2010 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2010
Options granted and vested	172,500
Options waived at grant	(7,500)
2011 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2011
Options granted and vested	172,500
Options waived at grant	(30,000)
2012 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2012
Options granted and vested	180,000
Options waived at grant	(22,500)
No Options Granted [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2013 to 2020
July 25, 2017 [Member] | Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 25, 2017
Awards granted, Number of Shares	7,634,475
December 22, 2017 [Member] | Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 22, 2017
Awards granted, Number of Shares	347,160
July 24, 2018 [Member] | Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 24, 2018
Awards granted, Number of Shares	7,552,410
December 20, 2018 [Member] | Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 20, 2018
Awards granted, Number of Shares	443,200
May 23, 2019 [Member] | Employees [Member] | 2019 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	May 23, 2019
Awards granted, Number of Shares	34,960
July 24, 2019 [Member] | Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 24, 2019
Awards granted, Number of Shares	7,752,940
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,161,966)
December 26, 2019 [Member] | Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 26, 2019
Awards granted, Number of Shares	246,750
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(17,013)
July 23, 2020 [Member] | Employees [Member] | Employee Plan 2020 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 23, 2020
Awards granted, Number of Shares	7,437,580
December 24, 2020 [Member] | Employees [Member] | Employee Plan 2020 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 24, 2020
Awards granted, Number of Shares	562,350